Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 17,102
Depreciation of property and equipment	6,850	$ 7,339
Property, plant and equipment at end of period	17,003	17,102
Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,738
Property, plant and equipment at end of period	1,251	1,738
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	332
Property, plant and equipment at end of period	293	332
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,710
Property, plant and equipment at end of period	5,757	4,710
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	10,322
Property, plant and equipment at end of period	9,702	10,322
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	37,830	37,912
Additions	6,751	3,945
Disposals	(4,482)	(4,027)
Property, plant and equipment at end of period	40,099	37,830
Cost | Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,751	3,656
Additions	113	392
Disposals	(437)	(297)
Property, plant and equipment at end of period	3,427	3,751
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,142	1,670
Additions	121	31
Disposals	(273)	(559)
Property, plant and equipment at end of period	990	1,142
Cost | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	12,599	12,096
Additions	4,435	3,151
Disposals	(2,622)	(2,648)
Property, plant and equipment at end of period	14,412	12,599
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	20,338	20,490
Additions	2,082	371
Disposals	(1,150)	(523)
Property, plant and equipment at end of period	21,270	20,338
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(20,728)	(17,416)
Depreciation of property and equipment	6,850	7,339
Disposals	4,482	4,027
Property, plant and equipment at end of period	(23,096)	(20,728)
Accumulated depreciation | Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,013)	(1,701)
Depreciation of property and equipment	600	609
Disposals	437	297
Property, plant and equipment at end of period	(2,176)	(2,013)
Accumulated depreciation | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(810)	(1,155)
Depreciation of property and equipment	160	214
Disposals	273	559
Property, plant and equipment at end of period	(697)	(810)
Accumulated depreciation | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7,889)	(7,203)
Depreciation of property and equipment	3,388	3,334
Disposals	2,622	2,648
Property, plant and equipment at end of period	(8,655)	(7,889)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(10,016)	(7,357)
Depreciation of property and equipment	2,702	3,182
Disposals	1,150	523
Property, plant and equipment at end of period	$ (11,568)	$ (10,016)